United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02896

Prudential Investment Portfolios, Inc. 15
(Exact name of registrant as specified in charter)

100 Mulberry Street
Gateway Center Three
4th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Jonathan D. Shain, Esquire
100 Mulberry Street
Gateway Center Three
4th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: August 31

Date of reporting period: 7/1/2012 through 6/30/2013

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

FORM N-PX

ICA File Number:  811-02896

Registrant Name:  Prudential Investment Portfolios, Inc. 15

Reporting Period:  07/01/2012 - 06/30/2013

Prudential High Yield Fund - Sub-Adviser: PIM

DEX ONE CORP Meeting Date: MAR 13, 2013 Record Date: JAN 25, 2013 Meeting Type: SPECIAL MEETING OF SHAREHOLDERS
Ticker: DEXO Security ID: 25212W100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1A	Proposal to approve and adopt the amended and restated agreement and plan of Merger, dated as of December 5, 2012, by and among Dex One Corporation, Newdex, Inc. and, Spruce Acquisition Sub., as such agreement may be amended from time to time, and the tra	Management	FOR	FOR
1B	Proposal to approve, on a non-binding, advisory basis, the compensation that may be paid or become payable to Dex One Corporation's named Executive Officers that is based on or otherwise relates to the transaction.	Management	FOR	FOR
1C	Proposal to approve the adjournment of the special meeting, including, if necessary or appropriate, to solict additional proxies in the event that there are not sufficient votes at the time of the special meeting to approve either item 1A or item 1B.	Management	FOR	FOR
2	Vote to accept or reject the plan (in court process). Please be advised that the only valid voting options for this proposal 2 are either "FOR" (Accept) or "Against" (Reject) Only.	Management	None	None
GENON ENERGY, INC Meeting Date: NOV 09, 2012 Record Date: OCT 05, 2012 Meeting Type: SPECIAL MEETING OF STOCKHOLDERS
Ticker: GEN Security ID: 37244E107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JULY 20, 2012, BY AND AMONG NRG ENERGY, INC., PLUS MERGER CORPORATION AND GENON ENERGY, INC., AS THE SAME MAY BE AMENDED FROM TIME TO TIME, A COPY OF WHICH IS ATTACHED AS ANNEX A TO THE JOINT PROXY ST	Management	FOR	FOR
2	TO CONDUCT AN ADVISORY VOTE ON THE MERGER-RELATED COMPENSATION ARRANGEMENTS OF OUR NAMED EXECUTIVE OFFICERS (THE "MERGER-RELATED COMPENSATION" PROPOSAL).	Management	FOR	FOR
3	TO APPROVE ANY MOTION TO ADJOURN THE GENON SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES (THE "GENON ADJOURNMENT" PROPOSAL).	Management	FOR	FOR

Prudential Short Duration High Yield Income Fund - Sub-Adviser: PIM

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Investment Portfolios, Inc. 15

By

/s/ Stuart S. Parker

(Jonathan D. Shain)

Stuart S. Parker, President

Date: August 15, 2013

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the "Funds"), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Katherine P. Feld, Raymond O'Hara, Amanda Ryan and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the Securities and Exchange Commission (the "SEC") and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories. The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Kevin J. Bannon
Kevin J. Bannon

/s/ Stuart S. Parker
Stuart S. Parker

/s/ Scott E. Benjamin
Scott E. Benjamin

/s/ Richard A. Redeker
Richard A. Redeker

/s/ Linda W. Bynoe
Linda W. Bynoe

/s/Robin B. Smith
Robin B. Smith

/s/ Michael S. Hyland
Michael S. Hyland

/s/ Stephen Stoneburn
Stephen Stoneburn

/s/ Douglas H. McCorkindale
Douglas H. McCorkindale

/s/ Grace C. Torres
Grace C. Torres

/s/ Stephen P. Munn
Stephen P. Munn

Dated: June 6, 2012